RAINER INVESTMENT MANAGEMENT MUTUAL FUNDS

Prospectus/Institutional Shares

                                      RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
                                                                     May 1, 2002
                                                     Small/Mid Cap Equity [LOGO]
                                          Portfolio Core Equity Portfolio [LOGO]
                                                       Balanced Portfolio [LOGO]

This cover is not part of the Prospectus.

                          T A B L E   O F   C O N T E N T S

                           OVERVIEW OF THE PORTFOLIOS
           This section introduces each Rainier Investment Management
             Mutual Fund Portfolio, explaining its goals, principal
             investment strategies and principal risks. Expense and
                   performance information are also displayed.



               Small/Mid Cap Equity Portfolio - Institutional . .2
              Core Equity Portfolio - Institutional . . . . . . . 4
              Balanced Portfolio -Institutional . . . . . . . . 6


ADDITIONAL INFORMATION ON                PURCHASING, SELLING
PRINCIPAL INVESTMENT STRATEGIES          AND EXCHANGING SHARES
Growth at a Reasonable Price             Purchasing Shares . . . . . . . . . .10
Equity Investment Philosophy . . . .  8  Selling Shares (Redemptions) . . . . 12
Fixed-Income Security Selection . . . 8  Exchanging Shares. . . . . . . . . . 13
Short-Term Investments . . . . . . . .8  PRICING OF PORTFOLIO SHARES . . . . .14
Portfolio Turnover. . . . . . . . . . 8  DIVIDENDS, DISTRIBUTIONS AND TAXES
ADDITIONAL INFORMATION ON                Dividends and Distributions . . . . .15
PRINCIPAL RISKS                          Tax Consequences . . . . . . . . . . 15
Market Risk . . . . . . . . . . . . . 9  Multiple Class Information . . . . . 15
Small Company Risk . . . . . . . . . .9  OTHER INFORMATION
Debt Securities Risk. . . . . . . . . 9  Privacy Notice . . . . . . . . . . . 16
ORGANIZATION AND MANAGEMENT              Index Descriptions. . . . . . . . . .16
Investment Advisor and Advisory Fees 10
Portfolio Managers . . . . . . . . . 10
Portfolio Expenses . . . . . . . . . 10

As with all mutual funds, the Securities and Exchange Commission does not approve or disapprove of these shares or determine whether the information in this Prospectus is truthful or complete. It is a criminal offense for anyone to inform otherwise.




               O V E R V I E W   O F   T H E   P O R T F O L I O S
                                     [LOGO]
                 Small/Mid Cap Equity Portfolio - Institutional

T H E  P O RT F O L I O'S  G O A L
The  Small/Mid  Cap  Equity  Portfolio  seeks  to  maximize   long-term  capital
appreciation.

P R I N C I P A L  I N V E S T M E N T  S T R AT E G I E S
In pursuing its goal, the Portfolio invests primarily in the equity securities of small- and mid-capitalization U.S. companies with prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable valuations. The Portfolio will invest at least 80% of its assets in equity securities of companies with small and medium capitalizations, and the Advisor, Rainier Investment Management, Inc.,(R) anticipates that the Portfolio will normally invest over 90% of its assets in these types of securities. The Portfolio will purchase companies with market capitalizations between $100 million and $12 billion, and will invest in approximately 100 to 150 companies. Additionally, companies that are members of, or fall within, the capitalization range of readily available small- or mid-cap indices may be candidates for purchase. Investments in companies that grow above these maximum capitalization criteria may continue to be held if the Advisor considers them to be particularly attractive.


The Advisor refers to its stock selection philosophy as Growth at a Reasonable Price (GARP). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. As a result, the Portfolio will invest in a blend of stocks with both growth and value characteristics. The Portfolio is diversified over a broad cross section of economic sectors and industries. To help control risk, the Advisor compares the Portfolio's economic sector weightings to a broad index of small and medium-size companies, such as the Russell 2500(TM) Index, and normally avoids extreme overweighting or underweighting relative to that index. (See Additional Information on Principal Investment Strategies on page 8 for further discussion.)

P R I N C I P A L  R I S K S
Since the Portfolio is invested in equity securities whose prices change daily, there is the risk that an investor could lose money. The Portfolio's share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. Like all managed funds, there is a risk that the Advisor's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. The Portfolio may be appropriate for investors who are comfortable with above-average risk and can make a long-term investment commitment.

T H E  P O R T F O L I O'S  P A S T  P E R F O R M A N C E
The returns below are those of the Portfolio's existing class that is not offered in this Prospectus, but which would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the classes do not have the same expenses.

The following information shows the Portfolio's performance over time and can illustrate the risks of investing in the Portfolio. The bar chart shows how the Portfolio's total return has varied from year to year. The table compares the average annual return of the Portolio's existing shares for the periods indicated to three broad-based indices. A description of the indices can be found on page 16 of this Prospectus. This past performance will not necessarily continue in the future.

CALENDAR-YEAR TOTAL RETURNS

1995:       47.48%
1996:       22.56%
1997:       32.23%
1998:        2.97%
1999:       17.67%
2000:        7.02%
2001:       -3.92%

The year-to-date total return as of March 31, 2002, for the Portfolio was 1.41%.

Best Quarter:     +24.04%  (fourth quarter, 1999)
Worst Quarter:    -21.08%  (third quarter, 1998)


                A V E R A G E   A N N U A L   T O T A L   R E T U R N S
                             as of December 31, 2001

                                           Since
                         1 Year   5 Years  Inception

Small/Mid Cap Equity
Return before taxes      -3.92%   10.50%   16.22%
Return after taxes
on distributions         -4.80%    7.94%   13.34%
Return after taxes
on distributions and
sale of fund shares      -1.59%    7.44%   12.29%
Russell 2500(TM)Index*    1.22%   10.34%   13.45%
Russell Midcap(R)Index*  -5.62%   11.40%   14.41%
Russell 2000(R)Index*     2.49%    7.52%   10.95%

Inception date of existing class 5/10/94

*Index returns reflect no deduction for fees, expenses or taxes.

See page 16 for index descriptions.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



F E E S  A N D  E X P E N S E S

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small/Mid Cap Equity Portfolio.

Shareholder Fees
(fees paid directly from your investment) None
Annual Fund Operating Expenses
(expenses that are deducted from Portfolio
assets)
Management Fees                             0.85%
Distribution and Service (12b-1) Fees       None
Other Expenses+                             0.18%

Total Annual Fund Operating Expenses        1.03%


+Based on estimated amounts for the current fiscal year.

Example: This example is intended to help you compare the cost of investing in shares of the Small/Mid Cap Equity Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, under these assumptions your cost would be:



1 Year          3 Years    5 Years     10 Years
$105            $328       $569        $1,259

Overview of the Portfolios, continued

                      Core Equity Portfolio - Institutional

T H E  P O R T F O L I O'S  G O A L
The Core Equity Portfolio seeks to maximize long-term capital appreciation.

P R I N C I PA L  I N V E S T M E N T  S T R AT E G I E S
In pursuing its goal, the Portfolio invests primarily in the equity securities of large- and medium-capitalization U.S. companies with prospects of strong earnings growth and attractive overall business fundamentals, selling at attractive valuations. The Portfolio will normally invest at least 80% of its assets in a diversified core equity portfolio. To the Advisor, the term "core equity" denotes a portfolio invested primarily in large-and medium-capitalization companies, diversified across the major economic sectors of a broad market measure, such as the Standard & Poor's (S&P) 500 Index(R). The Advisor considers large-and medium-capitalization companies to be those with market capitalizations between $1.4 billion and $486.7 billion. The Portfolio may invest in equity securities of companies of all sizes, including small-capitalization companies which may comprise 10% or less of the Portfolio. It will normally be invested in approximately 100 to 175 securities.

The Advisor refers to its stock selection philosophy as Growth at a Reasonable Price (GARP). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. As a result, the Portfolio will invest in a blend of stocks with both growth and value characteristics. The Portfolio is diversified over a broad cross section of economic sectors and industries. To help control risk, the Advisor compares the Portfolio's economic sector weightings to a broad index, such as the S&P 500 Index, and normally avoids extreme overweighting or underweighting relative to that index. (See Additional Information on Principal Investment Strategies on page 8 for further discussion.)

P R I N C I P A L  R I S K S
Since the Portfolio is invested in equity securities whose prices change daily, there is the risk that an investor could lose money. The Portfolio's share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. Like all managed funds, there is a risk that the Advisor's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. The Portfolio may be appropriate for investors who are comfortable with above-average risk and can make a long-term investment commitment.

T H E  P O R T F O L I O'S  P A S T  P E R F O R M A N C E
The returns below are those of the Portfolio's existing class that is not offered in this Prospectus but which would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the classes do not have the same expenses.

The following information shows the Portfolio's performance over time and can illustrate the risks of investing in the Portfolio. The bar chart shows how the Portfolio's total return has varied from year to year. The table compares the average annual return of the Portolio's existing shares for the periods indicated to two broad-based indices. A description of the indices can be found on page 16 of this Prospectus. This past performance will not necessarily continue in the future.

CALENDAR-YEAR TOTAL RETURNS

1995:      47.16%
1996:      23.28%
1997:      33.87%
1998:      20.67%
1999:      26.63%
2000:      -3.95%
2001:     -13.34%

The year-to-date total return as of March 31, 2002, for the Portfolio was 0.18%.

Best Quarter: +25.09% (fourth quarter, 1998)
Worst Quarter: -15.19% (third quarter, 2001)

                A V E R A G E   A N N U A L   T O T A L   R E T U R N S
                             as of December 31, 2001

                                                                Since
                                       1 Year      5 Years      Inception

Core Equity Portfolio
Return before taxes                    -13.34%       11.23%       16.61%
Return after taxes
on distributions                       -13.59%        8.74%       13.79%
Return after taxes on distributions
and sale of fund shares                 -8.02%        8.27%       12.79%
S&P 500 Index(R)*                      -11.89%       10.70%       15.19%
Russell 1000 Index*                    -12.45%       10.50%       14.95%

Inception date of existing class 5/10/94


See page 16 for index descriptions.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

F E E S  A N D  E X P E N S E S
This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Equity Portfolio.

Shareholder Fees
(fees paid directly from your investment)                None
Annual Fund Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees                                         0.75%
Distribution and Service (12b-1) Fees                    None
Other Expenses+                                         0.13%

Total Annual Fund Operating Expenses                    0.88%


+Based on estimated amounts for the current fiscal year.

Example: This example is intended to help you compare the cost of investing in shares of the Core Equity Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, under these assumptions your cost would be:

1 Year          3 Years    5 Years    10 Years
$90             $281       $488       $1,084

Overview of the Portfolios, continued

                       Balanced Portfolio - Institutional

T H E  P O R T F O L I O'S  G O A L
The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income.

P R I N C I P A L  I N V E S T M E N T  S T R A T E G I E S
The Portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies and investment-grade, intermediate-term debt securities and cash equivalent securities. Investment-grade debt securities are generally considered to be those rated Baa or better by Moody's or BBB by S&P.
Intermediate-term debt securities are those with maturities between three and ten years. The Advisor seeks to provide long-term capital appreciation and income with less return variability and risk than that of the stock market. The Portfolio's assets will be allocated among equity, fixed-income and short-term cash equivalent securities. Equity securities will normally constitute from 40% to 70% of the Portfolio's net assets. Fixed-income securities will normally represent from 30% to 55% of the Portfolio's net assets. Cash equivalent securities will normally constitute from 0% to 35% of the Portfolio's net assets. The Advisor utilizes an approach of "strategic" long-term asset allocation, where the equity allocation remains between 45% and 65% unless extreme short-term market conditions indicate a more cautious or aggressive allocation. Aggressive market timing is avoided. Shifts from one asset class to another are normally made in 5% to 10% increments.

The equity securities in which the Portfolio invests are of the type and have the same Growth at a Reasonable Price (GARP) selection criteria as those described on page 4 for the Core Equity Portfolio. Fixed-income securities held by the Portfolio will be of the type and have the same selection criteria as those described on page 8.

P R I N C I P A L  R I S K S
Since the Portfolio is invested in equity and fixed-income securities whose prices change daily, there is the risk that an investor could lose money. The Portfolio's share price will be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. A rise in interest rates may cause the Portfolio's shares to decline in value. When interest rates are low, the Portfolio's income distributions may be reduced. Generally, longer term bonds are more sensitive to interest rate changes than shorter term bonds. Also, the value of any of the Portfolio's investments may decline in response to events affecting the issuer or its credit rating. Like all managed funds, there is a risk that the Advisor's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. The Portfolio may be appropriate for investors who are comfortable with the risks of equity and fixed-income investing and can make a long-term investment commitment.



T H E  P O R T F O L I O'S  P A S T  P E R F O R M A N C E

The returns below are those of the Portfolio's existing class that is not offered in this Prospectus but which would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the classes do not have the same expenses.

The following information shows the Portfolio's performance over time and can illustrate the risks of investing in the Portfolio. The bar chart shows how the Portfolio's total return has varied from year to year. The table compares the average annual return of the Portfolio's existing shares for the periods indicated to a broad-based stock index, a blended custom index and a fixed-income index. A description of the indices can be found on page 16 of this Prospectus. This past performance will not necessarily continue in the future.

C A L E N D A R - Y E A R   T O T A L   R E T U R N S


1995:         33.16%
1996:         14.04%
1997:         23.04%
1998:         15.46%
1999:         16.94%
2000:         -0.13%
2001:         -6.07%

The year-to-date total return as of March 31, 2002, for the Portfolio was -0.32%.

Best Quarter: +15.20% (fourth quarter, 1998)
Worst Quarter: -8.48% (third quarter, 1998)

                A V E R A G E  A N N U A L  T O T A L  R E T U R N S
                             as of December 31, 2001

                                               Since
                           1 Year   5 Years    Inception

Balanced Equity Portfolio
Return before taxes           -6.07%      9.44%      12.48%
Return after taxes
on distributions              -6.81%      6.63%       9.27%
Return after taxes
on distributions and
sale of fund shares           -3.64%      6.39%       8.75%
S&P 500 Index(R)*            -11.89%     10.70%      15.19%
Balanced Index+*              -3.76%      9.57%      12.18%
Lehman U.S. Gov't/Credit
Intermediate Bond Index*       8.98%      7.09%       7.33%

Inception date of existing class 5/10/94

*    Index returns reflect no deduction for fees, expenses or taxes.

+ The "Balanced Index" consists of 60% S&P 500 Index, 35% Lehman U.S. Gov't/Credit Intermediate Bond Index, 5% 91-Day U.S. Treasury Bill Index.


See page 16 for index descriptions.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

F E E S  A N D  E X P E N S E S
This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Portfolio.

Shareholder Fees
(fees paid directly from your investment) None
Annual Fund Operating Expenses*
(expenses that are deducted from Portfolio assets)
Management Fees                           0.70%
Distribution and Service (12b-1) Fees      None
Other Expenses+                           0.24%

Total Annual Fund Operating Expenses      0.94%

* The Advisor has contractually agreed to reduce its fees and/or absorb expenses to limit the total annual operating expenses of the Balanced Portfolio to 0.94% (excluding interest, taxes and extraordinary expenses). This contract has a one-year term, renewable at the end of each fiscal year.

+    Based on estimated amounts for the current fiscal year.


Example: This example is intended to help you compare the cost of investing in shares of the Balanced Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, under these assumptions, your cost would be:

1 Year      3 Years    5 Years    10 Years
$96         $300       $520       $1,155


A D D I T I O N A L   I N F O R M A T I O N   O N   P R I N C I P A L
I N V E S T M E N T   S T R A T E G I E S

GROWTH  AT A REASONABLE PRICE EQUITY INVESTMENT PHILOSOPHY
The Advisor refers to its investment philosophy with respect to the Small/Mid Cap Equity Portfolio, Core Equity Portfolio and equity portion of the Balanced Portfolio as Growth at a Reasonable Price (GARP). Since the GARP strategy combines some aspects of both "value" and "growth" investment styles, a primary benefit of the GARP strategy in the view of the Advisor is the ability to generate competitive investment returns in many different market environments. In selecting equity securities for purchase in the Portfolios, the Advisor emphasizes companies that are likely to demonstrate superior business fundamentals, such as revenue and earnings growth; sustainable competitive advantage; potential for positive price or business catalysts, including earnings surprise or market expansion; disciplined management with shareholder focus; and attractive relative valuations.

The Advisor considers the sale of specific equity securities when fundamentals deteriorate, potentially resulting in a decline in earnings or revenue growth; when a stock reaches or surpasses its price target; or when better opportunities are perceived in alternative stocks.

FIXED-INCOME SECURITY SELECTION
In determining whether or not to invest in a particular debt security, the Advisor considers factors such as the price, coupon, yield to maturity, the credit quality of the issuer, the ratings assigned by Moody's and S&P, the issuer's cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the debt instrument, including subordination, default, sinking fund and early redemption provisions. Fixed-income securities may be sold if downgraded, or when swapped for a more attractive security.

SHORT-TERM INVESTMENTS
Cash equivalent securities, which may be held by any of the three Portfolios, are high-quality debt obligations maturing in one year or less from the date of purchase. These include U.S. Government securities, certificates of deposit, bankers' acceptances, repurchase agreements, demand notes and commercial paper. The Advisor considers obligations that have been rated at least A-1 by S&P or Prime-1 by Moody's, have an outstanding issue of debt securities rated at least A by S&P or Moody's, or are of comparable quality, in the opinion of the Advisor, to be "high-quality."

Under normal market conditions, each Portfolio will stay fully invested in stocks and/or bonds. However, a Portfolio may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Portfolio not achieving its investment objective.

PORTFOLIO TURNOVER
Due to a sell discipline based in part on price targets, all the Portfolios may be actively traded. This is particularly true in a market environment where securities prices are rising rapidly.

Generally, the rate of portfolio turnover will not be a deciding factor in determining whether to sell or hold securities. The Small/Mid Cap Equity Portfolio has a portfolio turnover rate in excess of 100%. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which would negatively affect a Portfolio's performance. Active trading, however, can also be defensive and actually add to a Portfolio's performance if, for example, a fully valued investment is sold before a price decline or in favor of an investment with better appreciation potential.

ADDITIONAL INFORMATION ON PRINCIPAL RISKS

The principal risks of investing in the Portfolios that may adversely affect the value of a Portfolio's shares or total return are discussed in the Overview of the Portfolios section. Further elements of risk are discussed below.

MARKET RISK
An investor in any Portfolio faces the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

SMALL COMPANY RISK
The Small/Mid Cap Equity, Core Equity and Balanced Portfolios invest in smaller companies that can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than larger companies. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more mature companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.


DEBT SECURITIES RISK
The Balanced Portfolio invests in debt securities. The market value of debt securities is sensitive to prevailing interest rates. Generally, when interest rates rise, the debt security's value declines and when interest rates decline, its market value rises. Generally, the longer the remaining maturity of a security, the greater the effect of interest rate changes on the market value of the security. In addition, changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness affect the market value of the debt securities of that issuer.

O R G A N I Z A T I O N  A N D  M A N A G E M E N T

INVESTMENT ADVISOR AND ADVISORY FEES

Rainier Investment Management, Inc.(R)(RIM), incorporated in 1989, serves as investment advisor to the Portfolios. RIM's address is:


                          601 Union Street, Suite 2801
                                Seattle, WA 98101

RIM currently manages $4.9 billion of discretionary assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, high-net-worth individuals, and the Funds. The Advisor is owned and operated by seven principals. Subject to the direction and control of the Trustees, the Advisor formulates and implements an investment program for each Portfolio, which includes determining which securities should be bought and sold. The Advisor also provides certain of the officers of the Trust. For the fiscal year ending March 31, 2002, before fee reductions and/or expense reimbursements, the Advisor received advisory fees computed as a percentage of each Portfolio's average daily net assets as follows: 0.85% for the Small/Mid Cap Equity Portfolio; 0.75% for the Core Equity Portfolio; and 0.70% for the Balanced Portfolio.

PORTFOLIO MANAGERS
The portfolio managers of the Small/Mid Cap Equity and Core Equity Portfolios are Mark H. Dawson, CFA; James R. Margard, CFA; Peter M. Musser, CFA; and David
A. Veterane, CFA. The Balanced Portfolio is team managed by the Advisor's Investment Committee, whose members are firm principals. Current members are Mark H. Dawson, Patricia L. Frost, J. Glenn Haber, James R. Margard, Peter M. Musser, Michael E. Raney and David A. Veterane. Each portfolio manager has been associated with the Advisor in the position noted for more than the past five years.

PORTFOLIO EXPENSES
The Portfolios are responsible for paying their own operating expenses. The Advisor has agreed in an Operating Expense Agreement to reduce its advisory fee or reimburse the expenses of the Balanced Portfolio to the extent necessary so that its ratio of total operating expenses to average net assets will not exceed 0.94%. That agreement has a one-year term, renewable at the end of each fiscal year. Any reductions made by the Advisor in its fees or payments or reimbursement of expenses which are a Portfolio's obligation are subject to reimbursement by all the Portfolios within the following three years provided the Portfolio is able to effect such reimbursement and remain in compliance with any applicable expense limitations.

PURCHASING, SELLING & EXCHANGING SHARES

                                Purchasing Shares

MINIMUM INVESTMENT AMOUNT

The minimum initial investment in each Portfolio is $500,000. Additional investments may be made at any time with $1,000 or more. The minimum investment requirements may occasionally be waived by the Funds.



PURCHASING BY MAIL

Shares of the Portfolios may be purchased by mail. If you wish to invest by mail, simply complete an Account Application and mail it with a check (made payable to "Rainier Investment Management Mutual Funds") to the Funds' Transfer Agent, U.S. Bancorp Fund Services, LLC, at the following address:

                   Rainier Investment Management Mutual Funds
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701

All purchases by check should be in U.S. dollars. Third-party checks and cash will not be accepted. If your purchase check is returned for insufficient funds, the Funds may charge you a fee of $25.



BY OVERNIGHT DELIVERY

If you wish to send your Account Application and check via an overnight delivery service, delivery cannot be made to a post office box. In that case, you should use the following address:

                   Rainier Investment Management Mutual Funds

                        615 E. Michigan Street, 3rd Floor

                               Milwaukee, WI 53202



P U R C H A S I N G   B Y   W I R E

Shares of the Portfolios may be purchased the same day with a wire transfer of money. Before sending a wire, please call (800) 248-6314 between 9:00 a.m. and 4:00 p.m. (Eastern time) on a day when the New York Stock Exchange (NYSE) is open for trading, in order to receive an account number. The following information will be requested: your name, address, tax identification number, dividend distribution election, amount being wired and wiring bank. It is important to call and receive this account number, because if your wire is sent without it or without the name of the Portfolio, your investment may be delayed. Please wire payment to:

                              U.S. Bank N.A. ABA No. 042000013
                              For credit to U.S. Bancorp Fund Services, LLC Account No. 112-952-137
                              For further credit to Rainier Investment
                              Management [Portfolio name] Account
                              of [your account number and account
                              name]

Your bank may charge you a fee for sending a wire.

PURCHASING WITH SECURITIES

In certain situations, Portfolio shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities. Any securities used to buy Portfolio shares must be readily marketable, their acquisition consistent with the Portfolio's objective and otherwise acceptable to the Advisor. Prior to making such a purchase, you should call the Advisor to determine if the securities you wish to use to make a purchase are appropriate.

PURCHASES THROUGH AN INVESTMENT BROKER OR DEALER

Shares of the Portfolios are available through certain brokers (and their agents) that have made arrangements with the Funds to sell shares. When placing an order with such a broker or its authorized agent, the order is treated as if it had been placed directly with the Funds' Transfer Agent, and you will pay or receive the next price calculated by the Portfolio. The broker (or agent) may hold your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Portfolios may pay the broker (or agent) for maintaining these records and providing other shareholder services. The broker (or agent) may charge a fee for handling the order. The broker (or agent) is responsible for processing your order correctly and promptly, advising you of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Portfolios' Prospectus.

RETIREMENT PLANS

Shares of the Portfolios are available for purchase by most retirement plans, including 401(k) plans, profit-sharing plans and IRAs.

SUBSEQUENT INVESTMENTS

Additional shares of a Portfolio are available for purchase, in amounts of $1,000 or more, by sending a check together with the remittance form from a confirmation statement, to the Transfer Agent. Please write your account number on the check. If you do not have a remittance form, please send the Transfer Agent a letter giving the name of the Portfolio, your name and account number. To send additional money for investment by wire, follow the instructions noted above.

PURCHASE ORDER PROCESSING

Any money received for investment in a Portfolio, whether sent by check or wire, is invested at the net asset value of the Portfolio which is next calculated after your order is received in proper form. An order in proper form must include all correct and complete information, documents and signatures required to process the order, as well as a check or bank wire payment properly drawn and collectable. The Funds will not accept payments in cash or third-party checks. All checks must be made payable to the Funds or U.S. Bancorp Fund Services, LLC as the Funds' agent. All checks must be drawn on a bank located within the United States and must be payable in U.S. dollars. The

Purchasing, Selling and Exchanging Shares, continued

net asset value is calculated at the close of regular trading of the NYSE, normally 4:00 p.m., Eastern time. A check or wire received after the NYSE closes is invested at the next-calculated net asset value of the Portfolio, normally the following business day.


OTHER INFORMATION

The Funds and its distributor reserve the right to reject any investment, in whole or in part. Federal tax law requires that you provide a certified taxpayer identification number and other certifications upon opening an account. This is necessary to avoid backup withholding of taxes. The Funds do not issue share certificates unless you specifically request them by writing to the Transfer Agent. All shares are normally held in a non-certificated form on the books of the Funds for your account. The Advisor may close and reopen a Portfolio to new accounts or investments from time to time.

Selling Shares (Redemptions)

Shareholders may sell (redeem) Portfolio shares on any day the Portfolio is open for business either directly to the Portfolio or through certain brokers (or agents).

SELLING BY MAIL

You may sell your shares by simply sending a written request to the Transfer Agent. Specify the name of the Portfolio, the number of shares or dollar amount you want redeemed, and your name and account number. Also enclose any certificated shares that you wish to redeem. The letter should be signed by all of the shareholders whose names appear on the account registration. In addition, a signature guarantee is required if a redemption is requested by a corporation, partnership, trust or fiduciary. Send your redemption request to:

                    Rainier Investment Management Mutual Fund
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701

Overnight courier deliveries should be sent to:

                   Rainier Investment Management Mutual Funds
                        615 E. Michigan Street, 3rd Floor
                               Milwaukee, WI 53202

SIGNATURE GUARANTEES

Certain redemption requests require that the signature or signatures on the account be guaranteed. Signature guarantees are required if the proceeds of the redemption: (1) are via a written request and exceed $100,000; (2) are to be paid to a person other than the record owner; (3) are to be sent to an address other than the address on the Transfer Agent's records; or (4) are to be paid to a corporation, partnership, trust or fiduciary. The signature(s) on the redemption request and on the certificates, if any, or stock powers, must be guaranteed by an "eligible guarantor." An eligible guarantor includes certain banks, brokers, dealers, credit unions, securities exchanges, clearing agencies and savings associations. A notary public is not an eligible guarantor.



SELLING BY TELEPHONE

You may establish telephone redemption privileges by checking the appropriate box and supplying the necessary information on the Account Application. You may then redeem shares of a Portfolio by telephoning the Transfer Agent at (800) 248-6314, between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time) on a day when the NYSE is open for normal trading. Redemptions by telephone must be at least $1,000. Proceeds will be mailed to the shareholder the following business day after the sale is executed. Upon request, redemption proceeds will be wired to the bank account designated on your Account Application.

Telephone  redemptions  cannot be made if you  notify the  Transfer  Agent of an
account  change  within  30  days  before  the  redemption  request.   Telephone
redemption is not available for retirement plan accounts.

When establishing telephone privileges, you are authorizing a Portfolio and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Such persons may request that the shares in your account be either exchanged or redeemed. Before executing an instruction received by telephone, the Funds and the Transfer Agent will use procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If the Funds and the Transfer Agent follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone redemption or exchange request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request.



AUTOMATIC WITHDRAWAL PLAN

Automatic withdrawals may be made from a Portfolio in an amount of $100 or more, either monthly or quarterly. Your account must have a value of at least $10,000 to participate in this plan. Please call the Transfer Agent for further information.

REDEMPTION  OF SMALL ACCOUNT

In order to reduce expenses or enforce minimum investment amount, the Funds may redeem or convert shares in any account if the total value of your account is less than $500,000 as a result of redemptions. This does not apply to accounts qualifying for minimum waivers. Shareholders will be notified and given 30 days in which to make an additional investment to bring the value of their account to at least $500,000 before an involuntary redemption or conversion occurs. These shares are designed for institutional investors and high-net-worth individuals, including pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as registered investment advisors and financial intermediaries who are willing to maintain a minimum account balance of $500,000 per fund.


ADDITIONAL INFORMATION

If shares are purchased by personal check or are sold through the Automated Clearing House (ACH), a Portfolio may delay payment of the redemption proceeds for up to 15 days from purchase or until the payment has cleared, whichever occurs first. If you stop payment on a redemption check, the Portfolios may charge a fee of $25.

Each Portfolio has the right to pay redemption proceeds in whole or in part with a distribution by the Portfolio of securities in its portfolio equal in value to the sales price. It is not expected that a Portfolio would do so except in unusual circumstances.

                                Exchanging Shares

Shareholders may exchange shares of any Portfolio for shares of any other Portfolio on any day the Funds are open for business.

You may also exchange shares of any Portfolio for shares of the First American Prime Obligations Fund Class I or Class A or the First American Government Obligations Fund Class A, if such shares are offered in your state of residence. Prior to making such an exchange, you should obtain and carefully read the prospectus for the First American Money Market Funds. The exchange privilege does not constitute an offering or recommendation on the part of the Funds or Advisor of an investment in the First American Funds. The First American Funds are not affiliated with the Funds or the Advisor. Excessive exchanges can disrupt management of the Portfolios and raise their expenses. The Funds have established a policy which limits exchanges to four during any one 12-month period. The Funds reserve the right to reject any exchange order and may modify the exchange privilege by giving 60 days' written notice to shareholders.



EXCHANGING BY MAIL

Shareholders may exchange shares by sending a written request to the Funds' Transfer Agent. You should specify the names of the Portfolios, the number of shares or dollar amount to be exchanged, and your name and account number(s). The letter should be signed by all of the shareholders whose names appear in the account registration. Please send your exchange request to:

                   Rainier Investment Management Mutual Funds
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701

Purchasing, Selling and Exchanging Shares, continued

EXCHANGING BY TELEPHONE

If your account has telephone privileges, you may also exchange Portfolio shares by calling the Transfer Agent at (800) 248-6314, between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time) on a day when the NYSE is open for normal trading. If you exchange shares by telephone, you will be subject to certain identification procedures which are listed above under "Selling Shares."


EXCHANGE PROCESSING

All exchanges will be made on the basis of the relative net asset values of the Portfolios next determined after a completed request is received. Requests for exchanges received before 4:00 p.m. (Eastern time) on a day the NYSE is open for normal trading will be processed as of the close of trading on that day. Otherwise, processing will occur on the next business day.

PRICING OF PORTFOLIO SHARES

The price of a Portfolio's shares is based on the Portfolio's net asset value. The net asset value is calculated by dividing the Portfolio's assets, minus its liabilities, by the number of shares outstanding. A Portfolio's assets are the market value of securities held in its portfolio, plus any cash and other assets. A Portfolio's liabilities are fees and expenses owed by the Portfolio. The number of Portfolio shares outstanding is the amount of shares that have been issued to shareholders. The price an investor pays to purchase Portfolio shares or the amount an investor receives when selling Portfolio shares is based on the net asset value next calculated after the order is received in proper form. An order in proper form must include all correct and complete information, documents and signatures required to process the purchase or redemption, as well as a check or bank wire payment properly drawn and collectable. The net asset value of shares of each Portfolio is determined as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). Portfolio shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).


DIVIDENDS,  DISTRIBUTIONS  AND  TAXES

DIVIDENDS AND DISTRIBUTIONS

The Small/Mid Cap Equity and Core Equity Portfolios intend to pay dividends annually. The Balanced Portfolio intends to pay dividends quarterly. Each Portfolio makes distributions of its net capital gains, if any, at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.

It is expected that distributions from the Small/Mid Cap Equity and Core Equity Portfolios will primarily consist of capital gains. It is expected that distributions from the Balanced Portfolio will consist of dividends and capital gains. Dividends and capital gain distributions are automatically reinvested in additional shares of the Portfolio at the net asset value per share on the reinvestment date unless you have previously requested in writing to the Transfer Agent or on the new Account Application that payment be made in cash. If an investor elects to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder's account at the Portfolio's then-current net asset value per share and to reinvest all subsequent distributions in shares of the Portfolio until an updated address is received.

TAX CONSEQUENCES

Each Portfolio intends to make distributions of dividends and capital gains. Dividends are taxable to shareholders as ordinary income. The rates a shareholder pays on capital gain distributions will depend on how long the Portfolio held the securities that generated the gains, not on how long the shareholder owned the Portfolio shares. Shareholders will be taxed in the same manner whether they receive dividends and capital gain distributions in cash or reinvest them in additional Portfolio shares.

Selling or exchanging Portfolio shares is considered a taxable event for shareholders. Depending on the purchase price and the sale price of the shares exchanged or sold, a gain or a loss may result on the transaction. Shareholders are responsible for any tax liabilities generated by their transactions.



MULTIPLE CLASS INFORMATION

Each Portfolio offers two classes of shares. While each class invests in the same portfolio of securities, the classes have separate expense structures and shareholder privileges. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the Advisor for investment advisory services.

OTHER INFORMATION


                                 Privacy Notice

Rainier Investment Management Mutual Funds and Rainier Investment Management, Inc.,(R)the Advisor to the Funds, collect nonpublic information about you from the following sources:

         o Information we receive from applications or other forms
          o Information you may give us orally
         o Information about your transactions with others or us

We do not disclose any nonpublic personal information about our customers or former shareholders to nonaffiliated third parties, except as required by law, such as in response to inquiries from governmental authorities. We may also disclose information to unaffiliated third parties, such as brokers or custodians, as permitted by law and as needed to provide agreed services to you. Rainier Investment Management restricts access to your personal and account information to those employees who provide products and services to you. Additionally, we maintain physical, electronic and procedural safeguards to protect your nonpublic personal information. Please contact us directly with any specific questions about our data safeguards.

                               Index Descriptions

The Standard & Poor's 500 Index(R) is an unmanaged index composed of 500 industrial, utility, transportation and financial companies of the U.S. markets. The Index represents about 75% of New York Stock Exchange ("NYSE") market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

The Russell 1000(R) Index, the Russell Midcap(R) Index, the Russell 2500(TM) Index and the Russell 2000(R) Index are unmanaged indices composed of the equities of companies ranging in value from approximately $1.4 billion to $486.7 billion, $1.4 billion to $11.8 billion, $146.8 million to $3.8 billion and $146.8 million to $1.4 billion, respectively, as of June 30, 2001. The Lehman U.S. Government/Credit Intermediate Bond Index is an unmanaged index composed of all bonds covered by the Lehman U.S. Government/Credit Index with maturities between one and 9.99 years.

The Salomon Brothers 3-Month Treasury Bill Index ("91-Day U.S. Treasury Bill Index") is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months.

                                    Series of
                          Rainier Investment Management
                           Mutual Funds (the "Funds")

       [LOGO]                         [LOGO]                     [LOGO]
   Small/Mid Cap Equity             Core Equity                Balanced
Portfolio - Institutional  Portfolio - Institutional   Portfolio - Institutional

For more information about the Portfolios, the following documents are available for free on request:

ANNUAL/SEMI-ANNUAL REPORT

Additional information about the Portfolios' investments is available in the Portfolios' Annual and Semi-Annual Report to Shareholders. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Portfolios and is incorporated by reference into this Prospectus.

To receive free copies of the Portfolios' reports and SAI, request other information or discuss your questions concerning the Portfolios, please contact the Funds at the address below.

To review and copy information, including the Portfolios' reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C., please call 1-202-942-8090 for information about the operation of the Public Reference Room. Text-only copies are available:

o For a duplicating fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov;

o    Free   of   charge   from   the    Commission's    Internet    website   at
     http://www.sec.gov.

To reduce the volume of mail you receive, the Funds may mail only one copy of the Annual and Semi-Annual Reports, Prospectus and other regulatory materials to your household. You can contact the Funds at the address below to request (1) additional copies of these reports, or (2) that we discontinue householding of regulatory materials.

Rainier Investment Management Mutual Funds

601 Union Street, Suite 2801
Seattle, Washington 98101
TEL 800.248.6314
www.rainierfunds.com

The Funds' SEC Investment Company Act file number is 811-8270.




                   RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

                       Statement of Additional Information

                                Dated May 1, 2002

This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the Prospectus dated May 1, 2002 of the Small/Mid Cap Equity Portfolio - Institutional, the Core Equity Portfolio - Institutional and the Balanced Portfolio - Institutional. In this SAI, all three Portfolios may be referred to as the "Portfolios", series of the Rainier Investment Management Mutual Funds (the "Trust"). Rainier Investment Management, Inc.(R) ("RIM" or the "Advisor") is the Advisor to the Trust and the Portfolios. This SAI is incorporated by reference in its entirety into the Prospectus. The report on the audited statement of assets and liabilities of the Trust for the year ended March 31, 2001 is incorporated by reference in its entirety into this SAI. A copy of the Prospectus may be obtained from the Trust at 601 Union St., Ste. 2801, Seattle, WA 98101 or by calling (800) 248-6314.

                                TABLE OF CONTENTS


THE TRUST                                                     B-2


INVESTMENT OBJECTIVES AND POLICIES                            B-2


INVESTMENT RESTRICTIONS                                       B-8


MANAGEMENT                                                    B-11


PORTFOLIO TRANSACTIONS AND BROKERAGE                          B-17


PORTFOLIO TURNOVER                                            B-19


NET ASSET VALUE                                               B-20


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                B-21


TAXATION                                                      B-23


DIVIDENDS AND DISTRIBUTIONS                                   B-24


PERFORMANCE INFORMATION                                       B-25


GENERAL INFORMATION                                           B-27


FINANCIAL STATEMENTS                                          B-28


APPENDIX                                                      B-29


                                    THE TRUST

Rainier Investment Management Mutual Funds (the "Trust") is an open-end investment company organized as a Delaware business trust on December 15, 1993. The Trust consists of five separate, diversified portfolios, each of which has it own objective assets, liabilities and net assets. This SAI relates only to the Small/Mid Cap Equity Portfolio-Institutional, Core Equity Portfolio - Institutional and Balanced Portfolio - Institutional. Rainier Investment Management, Inc.(R) serves as investment advisor to the Trust and the Portfolios.



                       INVESTMENT OBJECTIVES AND POLICIES

The  following  information   supplements  the  discussion  of  the  Portfolios'
investment objectives and policies as set forth in their Prospectus. There can be no guarantee that the objective of any Portfolio will be attained.

The  Small/Mid  Cap  Equity  Portfolio  seeks  to  maximize   long-term  capital
appreciation. The Portfolio invests primarily in a diversified portfolio of common stocks of companies with small and medium-size capitalizations.

The Core Equity Portfolio seeks to maximize long-term capital appreciation. The Portfolio invests primarily in a diversified portfolio of common stocks of U.S. companies.

The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income. The Portfolio invests primarily in a diversified portfolio of common stocks of U.S. companies and investment grade, intermediate-term debt securities and cash equivalent securities.


Repurchase Agreements

Repurchase agreements are transactions in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The majority of these transactions run from day to day and not more than seven days from the original purchase. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

Although repurchase agreements carry certain risks not associated with direct investments in securities, the Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Board of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Board's general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser's ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Portfolios intend to comply with provisions under such Code that would allow them immediately to resell the collateral.

When-Issued Securities

The Portfolios may from time to time purchase securities on a "when-issued" or delayed delivery basis, generally in connection with an underwriting or other offering. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Portfolio to the issuer and no interest accrues to the Portfolio. To the extent that assets of a Portfolio are held in cash pending the settlement of a purchase of securities, the Portfolio would earn no income. While when-issued securities may be sold prior to the settlement date, the Portfolios intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Portfolio makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Advisor does not believe that the Portfolios' net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. The Portfolios will segregate liquid assets with the Custodian equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

Illiquid Securities; Rule 144A Securities

There is no present intention for the Portfolios to hold any illiquid securities. Each Portfolio has the right to invest in such securities but not to the extent of more than 15% of its net assets. Illiquid securities include (a) securities for which there is no available market, (b) securities that at the time of purchase have legal or contractual restrictions on resale, (c) repurchase agreements having more than seven days to maturity and (d) fixed time deposits subject to withdrawal penalties (other than those with a term of less than seven days).

Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Portfolio might not be able to dispose of such securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. A Portfolio might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accord with Rule 144A promulgated by the Securities and Exchange Commission, the Trustees may determine that such securities are not illiquid notwithstanding their legal or contractual restrictions on resale.

U.S. Government Obligations

U.S. Government securities include direct obligations issued by the United States Treasury, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years). They also include U.S. Government agencies and instrumentalities that issue or guarantee securities, such as the Federal Home Loan Banks, The Federal National Mortgage Association and the Student Loan Marketing Association. Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury, others by discretionary authority of the U.S. Government to purchase the agencies' obligations, while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to asset a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

Mortgage-Related Securities

The Intermediate Fixed Income Portfolio and Balanced Portfolio reserve the right to invest in mortgage-related securities. These securities include mortgage pass-through securities, which represent interests in pools of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Portfolio to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U. S. Government (in the case of securities guaranteed by GNMA), or by agencies and instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized mortgage obligations ("CMO's") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMO's may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMO's are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. Other mortgage related securities include those that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property, such as CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest. Certain of these government interest-only and principal-only fixed mortgage-backed securities may be considered liquid under guidelines to be established by the Board of Trustees, if, under such procedures, they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share. Any interest-only and principal-only securities not determined to be liquid under these guidelines will be subject to the Portfolios' limitations on illiquid securities as set forth in the prospectus. The Portfolios have no present intention to invest in such interest-only and principal-only securities.

Asset-Backed Securities

Each Portfolio may invest in asset-backed receivables, which represent undivided fractional interests in a trust with assets consisting of a pool of domestic loans such as motor vehicle retail installment sales contracts or credit card receivables. Asset-backed receivables are generally issued by governmental, government-related and private organizations. Payments are typically made monthly, consisting of both principal and interest payments. Asset-backed securities may be prepaid prior to maturity and, hence, the actual life of the security cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which would require a Portfolio to reinvest the proceeds at a lower interest. Although generally rated investment grade, it is possible that the securities could become illiquid or experience losses of guarantors or insurers defaults.

Securities Lending

The Portfolios have the ability to lend securities, but have no present intention to do so. The Portfolios may lend their securities in an amount not to exceed 30% of their assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks or securities of the U.S. Government or its agencies.

Foreign Securities

Each Portfolio may invest up to 20% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Advisor intends to invest only U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs"). ADRs are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars and are designed for use in the U.S. securities markets. A depositary may issue sponsored and unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer than the holder of a sponsored ADR.

There are risks associated with investing in foreign securities. There may be less publicly available information about these issuers than is available about companies in the U.S. and foreign auditing requirements may not be comparable to those in the U.S. Interest or dividends on foreign securities may be subject to foreign withholding taxes. Investments in foreign countries may be subject to the possibility of expropriation or confiscatory taxation, exchange controls, political or social instability or diplomatic developments that could aversely affect the value of those investments. The value of foreign securities may be adversely affected by movements in the exchange rates between foreign currencies (including the "euro") and the U.S. dollar, as well as other political and economic developments.

Futures

To the extent consistent with their investment objectives and policies, the Portfolios may purchase and sell futures contracts with respect to interest rates and securities indices. The Portfolios may use these techniques to hedge against changes in interest rates or securities prices or as part of their overall investment strategies.

An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indices as well as financial instruments, including: the S&P 500; the S&P 100; the S&P Midcap 400; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; and bank certificates of deposit.

Each Portfolio will use futures contracts in accordance with the applicable rules of the Commodity Futures Trading Commission under which the Trust and the Portfolios avoid being deemed a "commodity pool" and the Advisor being deemed a "commodity pool operator." Accordingly, each Portfolio intends generally to limit its use of futures contracts as described below.

A Portfolio might use futures contracts to hedge against anticipated changes in interest rates or securities prices that might adversely affect either the value of the Portfolio's securities or the price of the securities that the Portfolio intends to purchase. A Portfolio might also buy futures contracts on securities indexes with respect to a large cash investment in a Portfolio pending full investment of that cash in stocks.

A Portfolio will enter into only those futures contracts that are standardized and traded on a U.S. exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by a Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark to market its open futures positions.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month).

The Portfolios will enter into positions in futures contracts for "bona fide hedging" purposes and for other investment purposes. With respect to positions in futures that do not constitute bona fide hedging positions, a Portfolio will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions (plus premiums paid by it for open futures positions, less the amount by which any such futures are "in-the-money") would exceed 5% of the Portfolio's net assets.

When purchasing a futures contract, a Portfolio will designate (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the contract value of the futures contract.

There are several risks associated with the use of futures contracts. A purchase or sale of a futures contract may result in losses substantially in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given futures transaction not to achieve its objectives. A decision as to whether, when and how to use futures involves the exercise of skill and judgment, and even a well-conceived investment may be unsuccessful to some degree because of market behavior or unexpected interest rate or securities price trends.

There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract, and that Portfolio would remain obligated to meet margin requirements until the position is closed.

Short-Term Investments

Each Portfolio may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers' Acceptances and Time Deposits. Each Portfolio may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by a Portfolio will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to buying certificates of deposit and bankers' acceptances, a Portfolio also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. Each Portfolio may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

                             INVESTMENT RESTRICTIONS

The Trust, on behalf of the Portfolios, has adopted the following fundamental investment policies and restrictions in addition to the policies and restrictions discussed in the prospectus. With respect to each Portfolio, the policies and restrictions listed below cannot be changed without approval by the holders of a "majority of the outstanding voting securities" of that Portfolio, which is defined in the Investment Company Act of 1940 (the "1940 Act") to mean the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. As a matter of fundamental policy, the Portfolios are diversified; i.e., as to 75% of the value of a Portfolio's total assets, no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities).

In addition, no Portfolio may:

1. Issue senior securities, borrow money or pledge its assets, except that a Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

2. Make short sales of securities or maintain a short position, except for short sales against the box;

3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

4. Write put or call options, except that the Portfolios reserve the right to write put or call options for hedging or other purposes as may subsequently be described in their Prospectus and permitted under applicable federal and state laws and regulations;

5. Act as underwriter (except to the extent a Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

6. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry, other than U.S. Government securities (except that the Portfolios reserve the right to invest all of their assets in shares of another investment company);

7.   Purchase  or sell real  estate or  interests  in real estate or real estate limited partnerships (although any Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

8. Purchase or sell commodities or commodity futures contracts, except that the Portfolios may purchase and sell stock index futures contracts and interest rate futures contracts to the extent described in their Prospectus or in this Statement of Additional Information and as permitted under applicable federal and state laws and regulations;

9.   Make loans (except for  purchases of debt  securities  consistent  with the
     investment   policies  of  the   Portfolios   and  except  for   repurchase
     agreements);

10.  Make investments for the purpose of exercising control or management; or

11.  Invest in oil and gas limited partnerships or oil, gas or mineral leases.

The Portfolios observe the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

No Portfolio may:

1. Purchase any security if as a result the Portfolio would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class) except that each Portfolio reserves the right to invest all of its assets in a class of voting securities of an investment company;

2. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

3. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.



                                   MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Trust and the Portfolios are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Boards of Trustees.

The following table lists the Trustees and officers of the Trust, their ages, business addresses and principal occupations during the past five years. Unless otherwise noted, each individual has held the position listed for more than five years.

------------------------ ----------- ------- ------------------- ------------- --------------
                                                                 Number of
                                                                 Portfolios in   Other
                                             Principal           Fund Complex  Directorships
                         Position     Date   Occupation During   Overseen by    Held by
Name Address, and Age      Held     Elected* Past 5 Years         Trustee       Trustee
------------------------ ----------- ------- ------------------- ------------- --------------
"Non-interested" Trustees
-------------------------------------------- ------------------- ------------- --------------
James E. Diamond, Jr.,   Trustee     March                       Five              None
3217 NW Yeon Ave.                    1994    Retired.  President
Portland, OR 97210                           and Chief Financial
11/13/46                                     Officer of Paul O.
                                             Giesey Adcrafters,
                                             Inc. (printing and
                                             typography) from
                                             1991 to 1999
------------------------ ------------------- ------------------- ----------------- ----------
                         Trustee     March                       Five              None
John W. Ferris,                      1995    Partner of Peterson
Peterson, Sullivan & Co.                     Sullivan & Co.
2330 Two Union Square                        (Certified Public
Seattle, WA 98101                            Accountants).
12/12/40
------------------------ ------------------- ------------------- ----------------- ----------
Gary L. Sundem,          Trustee     March                       Five              None
University of Washington             1994    Associate Dean and
School of Business                           Professor of
Administration                               Accounting;
11/8/44                                      University of
                                             Washington
------------------------ ----------- ------- ------------------- ----------------- ----------



------------------------ ----------- ------- ------------------- ------------- ----------------
                                                                 Number of
                                                                 Portfolios in   Other
                                             Principal           Fund Complex  Directorships
                         Position     Date   Occupation During   Overseen by    Held by
Name Address, and Age      Held     Elected* Past 5 Years         Trustee       Trustee
------------------------ ----------- ------- ------------------- ------------- ----------------
"Interested" Trustees** and Other Officers"
------------------------ ----------- ------- ------------------- ------------- ----------------
                         Trustee,    March                       Five          Rainier
J. Glenn Haber           President,  1994    Principal of                      Investment
601 Union St., Ste. 2801 Secretary,          the Advisor                       Management, Inc.
Seattle, WA 98101        and
3/15/52                  Treasurer
------------------------ ----------- ------- ------------------- ------------- ----------------
Patricia L. Frost        Trustee and March                       Five          Rainier
601 Union St., Ste. 2801 Vice        1994    Principal and Chief               Investment
Seattle, WA 98101        President           Executive Officer                 Management, Inc.
11/4/44                                      of the Advisor
------------------------ ----------- ------- ------------------- ------------- ----------------
James R. Margard         Vice        January                      Five         Rainier
601 Union St., Ste. 2801 President   1994    Principal of the                  Investment
Seattle, WA 98101                            Advisor                           Management, Inc.
9/25/52
------------------------ ----------- ------- ------------------- ------------- ----------------
                         Vice        January                      Five         Rainier
Michael E. Raney         President   1994    Principal of the                  Investment
601 Union St., Ste. 2801                     Advisor                           Management, Inc.
Seattle, WA 98101
9/13/48
------------------------ ----------- ------- ------------------- ------------- ----------------
                         Vice        January                      Five         Rainier
David A. Veterane        President   1994    Principal of the                  Investment
601 Union St., Ste. 2801                     Advisor                           Management, Inc.
Seattle, WA 98101
7/22/41
------------------------ ----------- ------- ------------------- ------------- ----------------

* Trustees and officers of the Fund serve until their resignation, removal or retirement.

** Denotes "interested person" as defined in the 1940 Act. This person is an affiliate of the Advisor and the Trust.

The Board has two standing  committees:  the Audit  Committee and the Nominating
Committee. The Audit Committee is comprised of the three Independent Trustees--James E. Diamond Jr., John W. Ferris and Gary L. Sundem--and is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust.. The Nominating Committee is comprised of James E. Diamond Jr. and Gary L. Sundem and is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time. The Audit Committee met once during the last fiscal year. The Nominating Committee did not meet during the last fiscal year.

Fund Shares Owned by Trustees as of December 31, 2001

-------------------------- -------------------- ----------------- ---------------- -------------------------
                                                                                    Aggregate Dollar Range
                                                                                      of Ownership as of
                                                                                     December 31, 2001 in
                                                                                   all Fund(s) overseen by
Trustees                    Small/Mid Equity     Core Equity      Balanced           Trustee in the Fund
                                Portfolio        Portfolio        Portfolio               Complex.
-------------------------- -------------------- ----------------- ---------------- -------------------------
"Non-interested" Trustees
-------------------------- -------------------- ----------------- ---------------- -------------------------
James E. Diamond, Jr.,                      $0                $0               $0                        $0
-------------------------- -------------------- ----------------- ---------------- -------------------------
John W. Ferris                              $0                $0  $10,001-$50,000           $10,001-$50,000
-------------------------- -------------------- ----------------- ---------------- -------------------------
Gary L. Sundem                 $10,001-$50,000   $10,001-$50,000               $0           $10,001-$50,000
-------------------------- -------------------- ----------------- ---------------- -------------------------
Interested Trustee
-------------------------- -------------------- ----------------- ---------------- -------------------------
J. Glenn Haber                  Above $100,000    Above $100,000               $0            Above $100,000
-------------------------- -------------------- ----------------- ---------------- -------------------------
Patricia L. Frost             $50,001-$100,000  $50,001-$100,000               $0            Above $100,000
-------------------------- -------------------- ----------------- ---------------- -------------------------

The officers of the Trust, and the Trustees who are considered "interested persons" of the Trust receive no compensation directly from the Trust for performing the duties of their offices. However, those officers and Trustees who are officers or principals of the Advisor may receive remuneration indirectly because the Advisor receives a management fee from the Portfolios. The Trustees who are not affiliated with the Advisor receive an annual retainer of $6,000 plus $1,500 per meeting. These unaffiliated Trustees also receive a fee of $1,500 for any committee meetings held on dates other than a scheduled board meeting date. Such Trustees also are reimbursed for any expenses incurred in attending meetings. The aggregate compensation paid by each Portfolio of the Trust to each of the Trustees during the fiscal year ended March 31, 2001 is set forth below:


--------------------- -------------------- ------------------ --------------- ----------

                                                Deferred
                           Aggregate         Compensation         Total        Number
                       Compensation Paid    Accrued as Part    Compensation    of Funds
Name of Trustee           from Trust       of Trust Expenses    from Trust    in Trust
--------------------- -------------------- ------------------ --------------- ---------

J. Glenn Haber                         $0                 $0              $0       Five
--------------------- -------------------- ------------------ --------------- ---------

Patricia L. Frost                      $0                 $0              $0       Five
--------------------- -------------------- ------------------ --------------- ----------

James E. Diamond, Jr.             $12,000                 $0         $12,000       Five
--------------------- -------------------- ------------------ --------------- ----------

Gary L. Sundem                         $0            $12,000         $12,000       Five
--------------------- -------------------- ------------------ --------------- ----------

John W. Ferris                         $0            $12,000         $12,000       Five
--------------------- -------------------- ------------------ --------------- ----------

The Portfolios do not maintain pension or retirement plans for Trustees.

The Advisor

Subject to the supervision of the Board of Trustees, investment management and services are provided to the Portfolios by the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor provides a continuous investment program for the Portfolios and makes decisions and places orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Portfolios and the Trust are responsible for their operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses;
(vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (viii) expenses of preparing, printing and mailing reports, notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Portfolios and the legal obligations with respect to which the Trust or the Portfolios may have to indemnify their officers and Trustees; and (xii) amortization of organization costs.

Under the Advisory Agreement, the Advisor is not liable to the Portfolios for any error of judgment by the Advisor or any loss sustained by the Trust or Portfolios except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

The Advisory Agreement continues automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities.

In determining whether to renew the Advisory Agreement each year, the Board of Trustees evaluates information provided by the Advisor in accordance with
Section 15(c) of the 1940 Act. At its last annual review meeting in March 2002, the Board considered a number of facts, in recommending renewal of the existing Agreement, including the quality of services provided to the Portfolios, fees and expenses borne by the Portfolios, and financial results of the Advisor.

In reviewing the quality of services provided to the Trust, the Board considered comparative performance information for the Portfolios. The Board also considered the quality and depth of the Advisor's organization in general and of the investment professionals providing services to the Portfolios. In reviewing the fees and expense borne by the Portfolios, the Board noted, among other things, that the Portfolios' advisory fees and their total expenses over various periods as a percentage of their average net assets were favorable in relation to the relevant peer groups.

Based on the review, the Board, including the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act, concluded that the advisory fees and other expenses of the Portfolios are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.

The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolios at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Portfolios. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

Advisory fees, waiver and expense reimbursements/(recoupment) for the last three fiscal years were as follows:


                                                              Expenses Waived or
                                             Gross Advisory     Reimbursed/
                                                  Fee             (Recouped)

Fiscal year ending March 31, 2002:

Small/Mid Cap Equity Portfolio                $2,776,332                  $0

Core Equity Portfolio                          5,605,504                   0

Balanced Portfolio                               948,067            (69,332)

Fiscal year ending March 31, 2001:

Small/Mid Cap Equity Portfolio                $3,671,334                  $0

Core Equity Portfolio                          6,809,847                   0

Balanced Portfolio                               888,208            (56,674)


Fiscal year ending March 31, 2000:


Small/Mid Cap Equity Portfolio                $3,602,997                  $0

Core Equity Portfolio                          6,853,758                   0

Balanced Portfolio                               718,521              19,754



The Administrator

The Trust has an Administration Agreement with U.S. Bancorp Fund Service, LLC (the "Administrator"). The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Portfolios; prepare all required filings necessary to maintain the Portfolios' qualification and/or registration to sell shares in all states where the Portfolios currently do, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Portfolio-related expenses; monitor and oversee the activities of the Portfolios' servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Portfolios' daily expense accruals; and perform such additional services as may be agreed upon by the Trust and the Administrator. For its services, the Administrator receives a monthly fee from each Portfolio at the annual rate of 0.10% of the first $100 million of average daily net assets, 0.05% of the next $100 million, and 0.03% of assets over $200 million, subject to an annual minimum of $40,000 for first class of shares and $3,333 for each additional class of shares. Each Portfolio paid the following administration fees for the fiscal years ended March 31:

                                      2002              2001             2000
                                      ----              ----             ----

Small/Mid Cap Equity Portfolio      $187,988        $219,577          $217,411

Core Equity Portfolio                314,220         362,394           363,904

Balanced Portfolio                   117,719         113,443           100,209


The Distributor

Quasar Distributor, LLC. (the "Distributor"), an affiliate of the Administrator, acts as the Portfolios' principal underwriter in a continuous public offering of each Portfolio's shares. The Distribution Agreement between the Trust and the Distributor continues in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Portfolios (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto, upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

In all purchases and sales of securities for the Portfolios, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Portfolios and which broker-dealers are eligible to execute portfolio transactions, subject to the instructions of and review by the Trust's Board of Trustees.

Purchases of portfolio securities may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Portfolios will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own accounts. Purchases from underwriters will include a commission paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are substantially the same, the Advisor will also consider whether that Broker/Dealer has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available and the transaction involves a brokerage commission, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacity for the Portfolios and for other accounts, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Agreement, to be useful in varying degrees, but of indeterminable value. The Board of Trustees reviews all brokerage allocations where services other than best price/execution capabilities are a factor to ensure that the other services provided meet the tests outlined above and produce a benefit to the Portfolios.

The placement of portfolio transactions with broker-dealers who sell shares of the Portfolios is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD"). Provided the Trust's officers are satisfied that the Portfolio is receiving the most favorable price and execution available, the Advisor may also consider the sale of the Portfolios' shares as a factor in the selection of broker-dealers to execute its portfolio transactions.

Investment decisions for the Portfolios are made independently from those of other client accounts of the Advisor. Nevertheless, it is possible that at times the same securities will be acceptable for the Portfolios and for one or more of such client accounts. To the extent any of these client accounts and a Portfolio seek to acquire the same security at the same time, the Portfolio may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price to obtain a lower yield for such security. Similarly, a Portfolio may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that a Portfolio is purchasing or selling, each day's transactions in such security will be allocated between the Portfolio and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Advisor. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Portfolio is concerned. In other cases, however, it is believed that the ability of the Portfolio to participate in volume transactions may produce better executions for the Portfolio.

Depending on the Advisor's view of market conditions, a Portfolio may or may not purchase debt securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. A Portfolio may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

The Portfolios do not effect securities transactions through broker-dealers in accordance with any formula, nor do they effect securities transactions through such broker-dealers solely for selling shares of the Portfolios. However, as stated above, broker-dealers who execute transactions for the Portfolios may from time to time effect purchase of shares of the Portfolios for their customers.

The Portfolios paid the following brokerage commissions for the fiscal years ended March 31:

                                     2002           2001               2000
                                     ----           ----               ----

Small/Mid Cap Equity Portfolio    $1,284,865      $1,258,041       $1,503,372

Core Equity Portfolio              1,307,436       1,220,935        1,469,184

Balanced Portfolio                   158,601         115,106          104,664

Of the broker commissions paid above for the fiscal year ended March 31, 2002, the following was paid to brokers who furnished research services:

                                                                      2002
Small/Mid Cap Equity Portfolio                                      $159,873
Core Equity Portfolio                                                181,271
Balanced Portfolio                                                    17,828

For the year ended March 31, 2002, commissions paid to US Bancorp/Piper Jaffray, an affiliate of the Trust's Distributor, were as follows:

------------------------------ ------------------------ ----------- -----------
                               Aggregate Dollar Amount
                                   of Transactions      Commissions  % of Total
                                                            Paid    Commissions
------------------------------ ------------------------ ----------- -----------

Small/Mid Cap Equity Portfolio              $8,729,939     $13,844       1.08%
------------------------------ ------------------------ ----------- -----------
Core Equity Portfolio                         1,259181       2,176       0.17%
------------------------------ ------------------------ ----------- -----------
Balanced Portfolio                              56,411          93       0.06%
------------------------------ ------------------------ ----------- -----------


                               PORTFOLIO TURNOVER

Although the Portfolios generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Portfolio's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions. See "Portfolio Transactions and Brokerage." Each Portfolio's rate of portfolio turnover for the fiscal years ended March 31 is as follows:


                                                  2002         2001
                                                 -----         ----

Small/Mid Cap Equity Portfolio                   162.74%      166.24%

Core Equity Portfolio                             79.92%       81.48%

Balanced Portfolio                                61.33%       57.52%



                                 NET ASSET VALUE

As noted in the Prospectus, the net asset value and offering price of shares of the Portfolios will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. The Portfolios do not expect to determine the net asset value of their shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of a Portfolio's shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.

In valuing the Portfolios' assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board of Trustees determined that amortized cost does not represent fair value. Cash and receivables will be valued at their face amounts. Interest will be recorded as accrued, and dividends will be recorded on their ex-dividend date. All other assets of the Portfolios are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

The net asset value per share of each Portfolio is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Portfolio outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

The net asset value of the Portfolios' shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time, each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement. The Portfolios do not expect to determine the net asset value of shares on any day when the NYSE is not open for trading even if there is sufficient trading in their portfolio securities on such dates to materially affect the net asset value per share. However, the net asset value of Portfolio shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Portfolios' Prospectus regarding the purchase and redemption of Portfolio shares.

How to Buy Shares

You may purchase shares of a Portfolio from the Transfer Agent or from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Portfolio's daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of a Portfolio's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of a Portfolio, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain retirement and other employee benefit plans, for the Advisor's employees, clients or their affiliates, for advisors or financial institutions offering investors a program of services or any other person or organization deemed appropriate by the Trust.

The U.S. Postal Service or other independent delivery services are not agents of the Trust. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC's post office box of purchase applications does not constitute receipt by U.S. Bancorp Fund Services, LLC or the Trust. The Trust and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

How to Sell Shares

Payments to shareholders for Portfolio shares redeemed directly from the Portfolio will be made as promptly as possible but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Portfolios' Prospectus, except that a Portfolio may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Portfolios not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Portfolios' shareholders. At various times, a Portfolio may be requested to redeem shares for which it has not yet received confirmation of good payment. In this circumstance, the Portfolio may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Portfolio.

Selling shares directly to the Portfolio

Send a signed letter of instruction to the Transfer Agent. The price you will receive is the next net asset value calculated after the Transfer Agent receives your request in proper form. In order to receive that day's net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

Selling shares through your investment representative

Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

Delivery of proceeds

Each Portfolio generally sends you payment for your shares the business day after your request is received in proper form, assuming the Portfolio has collected payment of the purchase price of your shares. Under unusual circumstances, a Portfolio may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

Telephone redemptions

Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, each Portfolio or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing, exchanging or redeeming shares of a Portfolio and depositing and withdrawing monies from the bank account specified in the shareholder's latest Account Application or as otherwise properly specified to the Portfolio in writing. The Trust reserves the right to refuse a telephone redemption request if it believes that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Trust may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that if such procedures are used, neither the Trust nor any Portfolio or its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

Redemptions-in-kind

Subject to compliance with applicable regulations, the Portfolios have reserved the right to pay the redemption price of their shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

                                    TAXATION

The Portfolios are each taxed as separate entities under the Internal Revenue Code (the "Code"), and each intends to continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that the Portfolios qualify, the Portfolios (but not their shareholders) will not be subject to federal income tax on that part of their investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

In order to qualify for treatment as a RIC, the Portfolios must distribute annually to shareholders at least 90% of their investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of each Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of each Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of each Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

Each Portfolio will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Under the Code, each Portfolio will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Portfolio shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Portfolio shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Portfolio with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Portfolio with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Trust reserves the right to refuse to open a Portfolio account for any person failing to provide a certified taxpayer identification number.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends from a Portfolio's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Portfolio's earnings and profits. Distributions of a Portfolio's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Portfolio shares.

Any dividend or distribution paid by a Portfolio has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed above, even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

Dividends declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Portfolio and received by the shareholders on the record date if the dividends are paid by a Portfolio during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

                             PERFORMANCE INFORMATION

From time to time, the Portfolios may state their total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Portfolios' average annual compounded rate of return for the most recent one, five and ten year periods, or shorter periods from inception, through the most recent calendar quarter. The Portfolios may also advertise aggregate and average total return information over different periods of time.

Total Return

Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

Return Before Taxes

         P(1 + T)n = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

Return After Taxes on Distributions

         P(1 + T)n = ATVD

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ATVD equals the ending value of a hypothetical payment made at the beginning of the periods at the end of periods, after taxes (highest individual marginal federal income tax rate) on distributions but not after taxes on redemption.

Return After Taxes on Distributions and Sale of Fund Shares

         P(1 + T)n = ATVDR

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ATVDR equals the ending value of a hypothetical payment made at the beginning of the periods at the end of periods, after taxes (highest individual marginal federal income tax rate) on distributions and redemption.

The Fund will update the time periods used in advertising to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions. Any performance information used in advertising and sales literature will include information based on this formula for the most recent one, five and ten year periods, or for the life of the Fund, whichever is available.

Because the Portfolios are new, no total return data are available as of the date of this Statement of Additional Information.

Yield

Annualized yield quotations used in a Portfolio's advertising and promotional materials are calculated by dividing the Portfolio's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2 [(a-b + 1)6  - 1]
                      ---
                      cd

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends and "d" equals the maximum offering price per share on the last day of the period. Except as noted below, in determining net investment income earned during the period ("a" in the above formula), a Portfolio calculates interest earned on the debt obligations held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest) and; (3) totaling the interest earned on all debt obligations and all dividends accrued on all equity securities during the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

Other Performance Information

In addition to standardized return, performance advertisements and sales literature may also include other total return performance data ("non-standardized return"). Non standardized return may be quoted for the same or different periods as those for which standardized return is quoted and may consist of aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof.

Performance data of a Portfolio quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Portfolio will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials a Portfolio may compare its performance with data published by Lipper, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar") or CDA Investment Technologies, Inc. ("CDA"). A Portfolio also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA or Morningstar. Advertising and promotional materials also may refer to discussions of a Portfolio and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money, Forbes, Business Week, Financial World and Barron's.

The Advisor, in advertising and sales material, may also refer to its investment philosophy with respect to the Equity Portfolios or components of the Portfolios as the Core Growth investment philosophy. Such references connote the Advisor's structuring of the Portfolios to provide an opportunity to invest in companies with superior earnings growth, and whose equity securities are selling at attractive valuations. The result is expected to be equity portfolios whose average earnings growth is normally greater than the market averages and whose price-to-earnings ratio is often below the market averages. In this regard, the Advisor believes the appropriate market average reference points are the Russell 2500TM Index, Russell MidcapTM Index and the Russell 2000(R) Index for the Small/Mid Cap Equity Portfolio, the Standard & Poor's 500 Index and the Russell 1000(R) Index for the Core Equity Portfolio and the Standard & Poor's 500 Index for the equity portion of the Balanced Portfolio.

A primary benefit of the Core Growth strategy in the view of the Advisor is the ability to generate competitive investment returns in many different market environments. The Advisor believes that earnings growth is the primary factor influencing capital appreciation of equity investments. At the same time, many companies with good earnings growth prospects can be purchased at attractive valuations. The Advisor believes that this disciplined analysis of both earnings growth and valuations is one of the primary factors influencing the ability to generate competitive investment returns in a variety of market conditions.


                               GENERAL INFORMATION

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Portfolio. Each share represents an interest in a Portfolio proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Portfolio in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created five series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Portfolio are allocated fairly among the Portfolios by the Trustees, generally on the basis of the relative net assets of each Portfolio.

Shareholders are entitled to one vote for each full share (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held. The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or 1% of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

Investors will be informed of the Portfolios' progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.

The Boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. The Advisor's Code prohibits personnel of the Advisor to invest in securities other than mutual funds and US Treasuries. The Distributor's Code permits, subject to certain conditions, personnel of the Distributor to invest in securities that may be purchased or held by the Portfolios.

The  Trust's  custodian,   U.S.  Bank  N.A.,  is  responsible  for  holding  the
Portfolios' assets, and also acts as the Trust's transfer and accounting services agent. KPMG LLP has been selected as the independent auditor for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain Securities and Exchange Commission filings.

                              FINANCIAL STATEMENTS

Incorporated by reference herein are portions of the Trust's Annual Report to shareholders for the fiscal year ending March 31, 2001 under the headings:
"Independent Auditor's Report, "Schedule of Investments" "Statement of Assets and Liabilities", "Statement of Operations," "Statement of Changes in Net Assets," "Financial Highlights," and "Notes to Financial Statements." A copy of the Trust's Annual Report accompanies this SAI and also can be obtained at no charge by calling the toll free number on page 1 or writing the Trust on the front page of this SAI.

                                    APPENDIX
                             DESCRIPTION OF RATINGS

Moody's Investors Service, Inc.: Corporate Bond Ratings

Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Ratings Group: Corporate Bond Ratings

AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.